Investments Accounted for Using the Equity Method - Summary of financial information of associates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Information Of Associates [Line Items]
Revenue	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447
Net profit	112,719	51,930	60,157
Other comprehensive income	(33,150)	(44,524)	6,834
Comprehensive income	79,569	7,406	66,991
Dividends received from the associate	5,148	5,444	4,708
NEC Capital Solutions Limited [Member]
Disclosure Of Financial Information Of Associates [Line Items]
Revenue	64,531	517,983	468,867
Net profit	5,449	10,852	6,921
Other comprehensive income	(28)	(409)	(72)
Comprehensive income	5,421	10,443	6,849
Dividends received from the associate	¥ 486	¥ 430	¥ 357